OTHER FINANCIAL ITEMS, NET (Additional Information) (Details) $ in Thousands, shares in Millions, kr in Millions		12 Months Ended
	Oct. 20, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 NOK (kr)	Oct. 20, 2020 NOK (kr)	Dec. 31, 2018 USD ($)	Feb. 29, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity attributable to parent		$ 982,327	$ 795,651	$ 1,106,369
Loss on derivative instrument reclassified from another comprehensive income		0	1,059	0
Credit loss provision		722	(1,771)	0
Impairment of long-term receivables		0	0	9,168
Shares received under debt restructuring agreement | shares	4.4
Cash compensation received under debt restructuring agreement	$ 1,100		1,100		kr 10	kr 10
(Loss) gain on foreign currency translation		(400)	5,600	300
Solstad Offshore ASA
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on the sale of shares			2,600
Norwegian Shipowners' Mutual War Risks Insurance Association
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity distribution		$ 2,600
Period of equity distribution based on proportion of premiums paid		10 years
Apexindo
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impairment of long-term receivables				900
Sale of offshore support vessel Sea Bear | Deep Sea
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stated interest rate								7.25%
Face value of note								$ 14,600
Initial fair value of note								$ 11,600
Impairment of long-term receivables				8,200
(Accumulated deficit)/retained earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity attributable to parent		$ (92,720)	$ (257,063)	0			$ 29,511
(Accumulated deficit)/retained earnings | Cumulative Effect, Period Of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity attributable to parent				$ (32,638)			32
(Accumulated deficit)/retained earnings | Accounting Standards Update 2017-12 | Cumulative Effect, Period Of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity attributable to parent							$ 32